Accounting for Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted stock outstanding
Beginning Balance, Shares	2,125,291	1,897,541	1,684,207
Granted, Shares	1,109,949	1,099,000	1,188,814
Vested, Shares	(1,009,959)	(860,749)	(965,478)
Forfeited, Shares	(17,669)	(10,501)	(10,002)
Ending Balance, Shares	2,207,612	2,125,291	1,897,541
Beginning of Period, Weighted Average Grant Date Fair Value	$ 27.92	$ 24.09	$ 35.57
Granted, Weighted Average Grant Date Fair Value	$ 37.57	$ 33.83	$ 18.45
Vested, Weighted Average Grant Date Fair Value	$ 27.40	$ 27.04	$ 37.08
Forfeited, Weighted Average Grant Date Fair Value	$ 35.68	$ 27.84	$ 32.52
End of Period, Weighted Average Grant Date Fair Value	$ 32.95	$ 27.92	$ 24.09